Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Future contractual minimums
2012	$ 138
2013	138
2014	131
2015	131
2016	131
Thereafter	1,142
Purchase Obligation, Total	$ 1,811